SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 CAD ($) $ / $	Dec. 31, 2020 USD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance | $	$ 1,221,000,000
Net (repayment of) proceeds received from short-term borrowings | $	971,000,000		$ (1,146,000,000)
Loss (gain) on foreign exchange | $	(10,000,000)		(107,000,000)
Short-term borrowings, ending balance | $	2,200,000,000		1,221,000,000
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 571,000,000	$ 449	$ 1,588,000,000	$ 1,223
Exchange rate on short-term borrowings	1.272	1.272	1.298	1.298
Net (repayment of) proceeds received from short-term borrowings	$ 321,000,000	$ 254	$ (1,146,000,000)	$ (782)
Exchange rate on (repayment of) proceeds received from short-term borrowings, net	1.264	1.264	1.465	1.465
Discount on issuance	$ 2,000,000	$ 1	$ 10,000,000	$ 8
Exchange rate on discounts on issuance of short-term borrowings			1.250	1.250
Loss (gain) on foreign exchange | $	1,000,000		$ (119,000,000)
Short-term borrowings, ending balance	$ 893,000,000	$ 704	$ 571,000,000	$ 449
Exchange rate on short-term borrowings	1.268	1.268	1.272	1.272
Non-revolving credit facility borrowings
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 0	$ 0
Exchange rate on short-term borrowings	0	0
Net (repayment of) proceeds received from short-term borrowings	$ 500,000,000	$ 400
Exchange rate on (repayment of) proceeds received from short-term borrowings, net	1.250	1.250
Loss (gain) on foreign exchange | $	$ 7,000,000
Short-term borrowings, ending balance	$ 507,000,000	$ 400	$ 0	$ 0
Exchange rate on short-term borrowings	1.268	1.268	0	0